Victory Core Bond Fund Expense Example - Victory Core Bond Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 310
Expense Example, with Redemption, 3 Years	605
Expense Example, with Redemption, 5 Years	922
Expense Example, with Redemption, 10 Years	1,820
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	2,970
Expense Example, with Redemption, 5 Years	5,242
Expense Example, with Redemption, 10 Years	8,005
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	870
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	$ 982